Trade accounts and other receivables from unrelated parties - Ageing analysis of trade accounts and other receivables from unrelated parties and the allowance for doubtful accounts (Details) - EUR (€)
€ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ 3,142,298	€ 3,367,111
not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,179,065	2,113,268
up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	574,903	728,395
3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	145,104	192,480
6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	173,731	225,133
More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	69,495	107,835
Gross carrying amount
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	3,349,982	3,573,550
Gross carrying amount | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	2,215,955	2,147,823
Gross carrying amount | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	580,862	733,582
Gross carrying amount | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	149,619	201,243
Gross carrying amount | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	185,143	250,406
Gross carrying amount | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	218,403	240,496
Allowances/Expected credit losses
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(207,684)	(206,439)
Allowances/Expected credit losses | not overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(36,890)	(34,555)
Allowances/Expected credit losses | up to 3 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(5,959)	(5,187)
Allowances/Expected credit losses | 3 to 6 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(4,515)	(8,763)
Allowances/Expected credit losses | 6 to 12 months overdue
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	(11,412)	(25,273)
Allowances/Expected credit losses | More than one year
Aging Analysis of Trade Accounts Receivable
Trade accounts and other receivables from unrelated parties	€ (148,908)	€ (132,661)